Shareholders' Equity - Stock option activity (Details) Unit_Standard_pure_lYdVegJ_HkmGJo29SHdSWg in Thousands, EquityInstruments in Thousands	12 Months Ended
	Sep. 30, 2022 EquityInstruments item $ / shares shares	Sep. 30, 2021 EquityInstruments $ / shares
Stockholder's Equity
Balance (in shares)		130
Exercised (in shares)		(130)
Balance (in dollars per share)		$ 5.20
Exercised (in dollars per share)		5.20
Maximum
Stockholder's Equity
Fair value of stock options	$ 4.42	4.42
Minimum
Stockholder's Equity
Fair value of stock options	$ 3.33	$ 3.27
Stock options
Stockholder's Equity
Balance (in shares) | EquityInstruments	3,786	2,627
Granted (in shares) | EquityInstruments	195	1,396
Exercised (in shares) | EquityInstruments	(33)	(117)
Expired (in shares) | EquityInstruments	(55)	(65)
Forfeited (in shares) | EquityInstruments	(142)	(55)
Balance (in shares) | EquityInstruments	3,751	3,786
Balance (in dollars per share)	$ 4.15	$ 1.99
Granted (in dollars per share)	6.93	8.40
Exercised (in dollars per share)	0.99	2.20
Expired (in dollars per share)	2.40	3.69
Forfeited (in dollars per share)	6.87	8.39
Balance (in dollars per share)	$ 4.24	4.15
Vested (in shares) | shares	2,907,000
Vested (in dollars per share)	$ 2.98
Weighted average share price	$ 6.56	$ 8.11
Stock options | Maximum
Stockholder's Equity
Contractual term	10 years
Number of quarters in vesting period | item	12
Stock options | Minimum
Stockholder's Equity
Number of quarters in vesting period | item	8